PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Schedule of PP&E

	As of December 31,
	2020	2019
PP&E before allowances and impairment	324,279	338,044
Valuation allowance for obsolescence and impairment of materials	(2,604)	(2,049)
Impairment of PP&E	(812)	(1,092)
	320,863	334,903

Schedule of movements in valuation allowance for materials and impairment of materials

	Years ended December 31,
	2020	2019
At the beginning of the year	(2,049)	(753)
Additions	(562)	(1,296)
Currency translation adjustments	7	—
At the end of the year	(2,604)	(2,049)

Schedule of movements in the impairment of PP&E

Movements in the impairment of PP&E are as follows:

	Years ended December 31,
	2020	2019
At the beginning of the year	(1,092)	(697)
Additions	(901)	(395)
Uses	1,181	—
At the end of the year	(812)	(1,092)

Schedule of nature and movements of property, plant and equipment

Details on the nature and movements of PP&E as of December 31, 2020 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2019	CAPEX	adjustments	reclassifications	Decreases	2020
Real estate	48,991	6	(191)	1,830	(213)	50,423
Switching equipment	11,784	435	(802)	835	(10)	12,242
Fixed network and transportation	193,785	9,760	(1,142)	15,953	(5,905)	212,451
Mobile network access	42,313	1	(458)	1,850	(73)	43,633
Tower and pole	12,365	—	(219)	427	(67)	12,506
Power equipment and Installations	15,289	295	(226)	1,088	—	16,446
Computer equipment	47,453	2,738	(1,236)	11,169	(158)	59,966
Goods lent to customers at no cost	21,348	5,480	(328)	11,523	(8,910)	29,113
Vehicles	6,551	49	(24)	—	(15)	6,561
Machinery, diverse equipment and tools	8,356	566	(51)	465	—	9,336
Other	1,658	132	(35)	291	—	2,046
Construction in progress	48,613	13,851	(93)	(23,450)	(197)	38,724
Materials	28,851	20,128	(106)	(21,981)	—	26,892
Total	487,357	53,441	(4,911)	—	(15,548)	520,339

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2019	Depreciation	adjustments	reclassifications	2020	2020
Real estate	(6,629)	(2,169)	156	116	(8,526)	41,897
Switching equipment	(6,159)	(2,450)	743	7	(7,859)	4,383
Fixed network and transportation	(71,273)	(29,408)	494	5,864	(94,323)	118,128
Mobile network access	(14,061)	(5,787)	643	40	(19,165)	24,468
Tower and pole	(3,558)	(1,061)	156	31	(4,432)	8,074
Power equipment and Installations	(4,875)	(2,204)	170	—	(6,909)	9,537
Computer equipment	(25,126)	(9,805)	1,123	135	(33,673)	26,293
Goods lent to customers at no cost	(5,978)	(11,180)	283	8,910	(7,965)	21,148
Vehicles	(4,013)	(760)	19	9	(4,745)	1,816
Machinery, diverse equipment and tools	(6,772)	(605)	31	—	(7,346)	1,990
Other	(869)	(282)	32	2	(1,117)	929
Construction in progress	—	—	—	—	—	38,724
Materials	—	—	—	—	—	26,892
Total	(149,313)	(65,711)	3,850	15,114	(196,060)	324,279

Details on the nature and movements of PP&E as of December 31, 2019 are as follows:

	Gross					Gross
	value as					value as
	of		Currency			of
	December 31,		translation	Transfers and		December 31,
	2018	CAPEX	adjustments	reclassifications	Decreases	2019
Real estate	47,668	29	(19)	1,442	(129)	48,991
Switching equipment	10,689	471	320	334	(30)	11,784
Fixed network and transportation	175,432	9,875	(359)	18,570	(9,733)	193,785
Mobile network access	34,593	23	133	7,700	(136)	42,313
Tower and pole	10,883	—	27	1,470	(15)	12,365
Power equipment and Installations	13,423	56	45	1,766	(1)	15,289
Computer equipment	32,767	1,212	575	12,992	(93)	47,453
Goods lent to customers at no cost	15,676	3,353	159	10,947	(8,787)	21,348
Vehicles	6,250	329	(5)	—	(23)	6,551
Machinery, diverse equipment and tools	9,375	352	(25)	643	(1,989)	8,356
Other	1,808	5	—	105	(260)	1,658
Construction in progress	36,118	36,342	(90)	(23,687)	(70)	48,613
Materials	26,375	34,897	(139)	(32,282)	—	28,851
Total	421,057	86,944	622	—	(21,266)	487,357

	Accumulated				Accumulated
	depreciation				depreciation	Net carrying
	as of		Currency	Decrease	as of	value as of
	December 31,		translation	and	December 31,	December 31,
	2018	Depreciation	adjustments	reclassifications	2019	2019
Real estate	(4,670)	(2,007)	(1)	49	(6,629)	42,362
Switching equipment	(3,589)	(2,227)	(362)	19	(6,159)	5,625
Fixed network and transportation	(52,453)	(28,566)	23	9,723	(71,273)	122,512
Mobile network access	(6,834)	(7,026)	(238)	37	(14,061)	28,252
Tower and pole	(1,995)	(1,499)	(72)	8	(3,558)	8,807
Power equipment and Installations	(2,551)	(2,248)	(76)	—	(4,875)	10,414
Computer equipment	(16,263)	(8,294)	(647)	78	(25,126)	22,327
Goods lent to customers at no cost	(4,231)	(10,374)	(158)	8,785	(5,978)	15,370
Vehicles	(3,144)	(885)	12	4	(4,013)	2,538
Machinery, diverse equipment and tools	(8,244)	(524)	7	1,989	(6,772)	1,584
Other	(824)	(305)	—	260	(869)	789
Construction in progress	—	—	—	—	—	48,613
Materials	—	—	—	—	—	28,851
Total	(104,798)	(63,955)	(1,512)	20,952	(149,313)	338,044